Provisions - Sensitivity to key assumptions (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) claim
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Reasonably possible increase in uphold rate for complaints yet to be worked	10.00%
Reasonably possible decrease in uphold rate for complaints yet to be worked	10.00%
Increase (decrease) in redress provision due to reasonably possible increase in uphold rate for complaints yet to be worked	$ 40
Reasonably possible increase in average redress for complaints yet to be worked	10.00%
Reasonably possible decrease in average redress for complaints yet to be worked	10.00%
Increase (decrease) in redress provision due to reasonably possible increase in average redress for complaints yet to be worked	$ 56
Reasonably possible increase in number of settled claims | claim	10,000
Reasonably possible decrease in number of settled claims | claim	10,000
Increase (decrease) in redress provision due to reasonably possible increase in settled claim volumes	$ 29